Dividends (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Dividends Payable

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2009, 2010, and 2011 were as follows:

2009	Cash dividends

Class of stock	Per share (1)	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,875
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	113,922

Total		133,898

2010	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,239
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	111,676

Total		131,016

2011	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	9,985
Thirteenth series class XIII preferred stock	30	1,101
Common stock	8	123,880

Total		134,966

Notes:
(1)	An allotment of shares or fractions of a share without consideration was made to all shareholders and holders of fractional shares at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share, effective on January 4, 2009. Dividends per share for the fiscal year ended March 31, 2009 have been adjusted retroactively to reflect the allotment.
(2)	Dividends paid on treasury stock are excluded.